SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Selling Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪			₪ 15,058	₪ 14,316	₪ 12,969
Transportation and maintenance | ₪			12,541	11,619	9,555
Vehicles | ₪			3,908	3,564	3,833
Advertising and promotion | ₪			4,766	5,472	6,694
Depreciation and amortization | ₪			804	784	821
Others | ₪			6,746	6,335	5,533
Selling expenses | ₪			₪ 43,823	₪ 42,090	₪ 39,405
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $		$ 4,016
Transportation and maintenance | $		3,346
Vehicles | $		1,043
Advertising and promotion | $		1,272
Depreciation and amortization | $		215
Others | $		1,800
Selling expenses | $	[1]	$ 11,692

[1]	Convenience Translation into US Dollars.